Vessels and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels and Equipment, Net	VESSELS AND EQUIPMENT, NET
The table below summarizes the vessels and equipment, net applicable to the Company:

(in thousands of $)	Vessels and equipment	Dry-docking	Total
Cost
At December 31, 2018	819,884	10,000	829,884
Additions	—	—	—
Newbuildings	358,531	5,000	363,531
Disposals	—	—	—
At December 31, 2019	1,178,415	15,000	1,193,415
Additions	(121)	—	(121)
Newbuildings	741,147	10,000	751,147
Disposals	—	—	—
At December 31, 2020	1,919,441	25,000	1,944,441

Accumulated depreciation
At December 31, 2018	(15,931)	(1,475)	(17,406)
Charge	(26,280)	(2,455)	(28,735)
Disposals	—	—	—
At December 31, 2019	(42,211)	(3,930)	(46,141)
Charge	(38,159)	(3,680)	(41,839)
Disposals	—	—	—
At December 31, 2020	(80,370)	(7,610)	(87,980)

Net book value
At December 31, 2018	803,953	8,525	812,478
At December 31, 2019	1,136,204	11,070	1,147,274
At December 31, 2020	1,839,071	17,390	1,856,461
In June and August 2019, the Company took delivery of two LNG carriers, Flex Constellation and Flex Courageous, from Daewoo Shipbuilding and Marine Engineering Co. Ltd. ("DSME") at a cost of $182.0 million and $182.0 million, respectively.

In July 2020, the Company took delivery of its seventh LNG carrier, Flex Aurora, which was constructed at Hyundai Samho Heavy Industries Co. Ltd. ("HSHI"). Flex Aurora was capitalized at a cost of $186.6 million.

In August 2020, the Company took delivery of its eighth LNG carrier, Flex Artemis, which was constructed at DSME. Flex Artemis was capitalized at a cost of $188.8 million.
In September 2020, the Company took delivery of its ninth LNG carrier, Flex Resolute, which was constructed at DSME. Flex Resolute was capitalized at a cost of $188.5 million.
In October 2020, the Company took delivery of its tenth LNG carrier, Flex Amber, which was constructed at HSHI. Flex Amber was capitalized at a cost of $187.3 million.The net book value of vessels that serve as collateral for the Company's long-term debt (Note 15) was $1,856.5 million as at December 31, 2020 (2019: $1,147.3 million). The net book value of the vessels Flex Rainbow, Flex Enterprise, Flex Endeavour and Flex Amber further referred to in Note 15 was $748.5 million as at December 31, 2020.